Note 11 - Financial Instruments designated at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2019
Financial assets and liabilities designated at fair value through profit or loss
Financial Instruments designated at fair value through profit or loss
Financial assets and liabilities designated at fair value through profit or loss (Millions of Euros)
	Notes	June 2019	December 2018
ASSETS
Debt securities		1.403	1.313
Total Assets	6.2.1	1.403	1.313
LIABILITIES
Deposits		999	976
Debt certificates		3.992	2.858
Other financial liabilities		3.931	3.159
Unit-linked products		3.931	3.159
Total Liabilities		8.922	6.993